SHARE-BASED PAYMENTS - Restricted Shares (Details) - Restricted Shares granted	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares	33,194	32,942	0
Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Price per share high and low	$ 10.13	$ 9.27	$ 0
Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Price per share high and low	$ 10.13	$ 7.87	$ 0